Asset Retirement Obligations and Accrued Environmental Costs - Summary of Pre-Tax Risk-Free Discount Rate and Expected Cash Flow Payments for Asset Retirement Obligations and Accrued Environmental Costs (Parenthetical) (Detail)
12 Months Ended
Dec. 31, 2018
Phosphate sites [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Cash flow payments	80 years